Convertible Debentures and Derivative Liability (Details) - Schedule of gain (loss) on derivative liabilities - CAD ($)	3 Months Ended	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2021
Schedule of gain (loss) on derivative liabilities [Abstract]
Gain on change in fair value of conversion feature derivative liability	$ 127,527	$ 153,155
Gain in reevaluation of derivative warrants	310,813	310,813
Total Gain on change in fair value of derivative liabilities	$ 438,340	$ 463,968